Loss Per Share (Details) - shares shares in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	25.2	30.3	28.2	30.8	25.4